Pensions - Movements in Net Defined Benefit Liability (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (227,337)	$ (259,215)	$ (503,288)
Current service cost	(125)	(133)	(257)
Interest (expense) income	(3,015)	(3,709)	(3,428)
Total	(230,477)	(263,057)	(506,973)
Return on plan assets (excluding amounts included in interest income or expense)	45,033	3,187	34,550
Impact on changes in demographic assumptions		14,216
Financial assumption movement effect	29,825	(7,103)	73,218
Experience adjustments	(18,553)	399	114,466
Gain (loss) on remeasurement, net defined benefit liability (asset)	56,305	10,699	222,234
Pension fund contribution	27,534	25,021	25,524
Ending balance	(146,638)	(227,337)	(259,215)
Present Value of Defined Benefit Obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(744,191)	(759,548)	(959,677)
Current service cost	(125)	(133)	(257)
Interest (expense) income	(9,934)	(11,150)	(6,589)
Total	(754,250)	(770,831)	(966,523)
Impact on changes in demographic assumptions		14,216
Financial assumption movement effect	29,825	(7,103)	73,218
Experience adjustments	(18,553)	399	114,466
Gain (loss) on remeasurement, net defined benefit liability (asset)	11,272	7,512	187,684
Paid pension	36,419	19,128	19,291
Ending balance	(706,559)	(744,191)	(759,548)
Fair Value of Plan Assets [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	516,854	500,333	456,389
Interest (expense) income	6,919	7,441	3,161
Total	523,773	507,774	459,550
Return on plan assets (excluding amounts included in interest income or expense)	45,033	3,187	34,550
Gain (loss) on remeasurement, net defined benefit liability (asset)	45,033	3,187	34,550
Pension fund contribution	27,534	25,021	25,524
Paid pension	(36,419)	(19,128)	(19,291)
Ending balance	$ 559,921	$ 516,854	$ 500,333